Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Acquired During Period	$ 17.3	$ 30.5
W.L. Ross and Co [Member]
Goodwill, Acquired During Period	$ 17.3	$ 30.5